Segments	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segments
Note 4 - Segments
During 2024, Perfomex and Opex agreed to terminate the DTSAs for the five jack-up rigs, "Grid", "Gersemi", "Galar", "Odin" and "Njord" operating under our Mexico JV structure. The associated bareboat charter agreements between Perfomex and the Company were also terminated. Effective the same dates as the termination dates, the Company entered into new fixed rate bareboat charter agreements for the five jack-up rigs "Grid", "Gersemi", "Galar", "Odin" and "Njord" with an unrelated party (see Note 7 - Equity Method Investments). In light of these changes, the information provided to our CODM, the Board of Directors, was adapted to reflect the updated operational structure. As a result, we view our operations and manage our business as a single operating segment, using Operating income/(loss) as presented in our Consolidated Statements of Operations. The significant segment expense categories regularly provided to our CODM include our Rig operating and maintenance expenses and our General and administrative expenses, as presented on our Consolidated Statements of Operations. Other segment items included in our Operating income/(loss) include Gain on disposals, Depreciation of non-current assets, and Impairment of non-current assets
Geographic data
Revenues are attributed to geographical location based on the country of operations for drilling activities, and thus the country where the revenues are generated.

The following presents our revenues by geographic area:

	For the Years Ended December 31,
(In $ millions)	2024	2023	2022
Latin America (1)	289.6	191.2	95.9
South East Asia	285.9	233.0	154.5
Middle East	210.9	147.8	37.7
West Africa	187.8	168.6	106.9
Europe	36.4	31.0	48.8
Total	1,010.6	771.6	443.8
The following presents the net book value of our jack-up rigs by geographic area:

	As of December 31,
(In $ millions)	2024	2023
Latin America (1)	961.0	815.4
South East Asia	809.9	673.4
West Africa	434.8	444.8
Middle East	366.6	553.0
Europe	250.9	91.7
Total	2,823.2	2,578.3
(1) Latin America covers Mexico and Brazil. As of December 31, 2023, all of our jack-up rigs in this category were located in Mexico. For the years ended December 31, 2024, 2023 and 2022, all revenues generated in Latin America were generated in Mexico.
Asset locations at the end of a period are not necessarily indicative of the geographical distribution of the revenue or operating profits generated by such assets during the associated periods.
Major customers
The following customers accounted for more than 10% of our dayrate revenues:

	For the Years Ended December 31,
(In % of operating revenues)	2024	2023	2022
Saudi Arabian Oil Company	14%	14%	4%
Eni S.p.A	13%	14%	10%
PTT Exploration and Production Public Company Limited	12%	5%	11%
Perfomex	3%	17%	14%
Total	42%	50%	39%